Debt (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Schedule Long-Term Indebtedness

The following table presents our long-term debt:

		December 31,
Series	Due	2023	2022
		(In Thousands)
AES Indiana first mortgage bonds:
3.125% (1)	December 2024	$40,000	$40,000
0.65% (1)	August 2025	40,000	40,000
0.75% (2)	April 2026	30,000	30,000
0.95% (2)	April 2026	60,000	60,000
1.40% (1)	August 2029	55,000	55,000
5.65%	December 2032	350,000	350,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
4.875%	November 2048	105,000	105,000
Unamortized discount – net		(6,449)	(6,651)
Deferred financing costs		(19,058)	(20,362)
Total AES Indiana first mortgage bonds		2,128,293	2,126,787
Total long-term debt – AES Indiana		2,128,293	2,126,787
Long-term debt – IPALCO:
3.70% Senior Secured Notes	September 2024	405,000	405,000
4.25% Senior Secured Notes	May 2030	475,000	475,000
Unamortized discount – net		(319)	(425)
Deferred financing costs		(4,554)	(5,912)
Total long-term debt – IPALCO		875,127	873,663
Total consolidated IPALCO long-term debt		3,003,420	3,000,450
Less: current portion of long-term debt		445,000	—
Net consolidated IPALCO long-term debt		$2,558,420	$3,000,450

(1)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority. The notes have a final maturity date of December 31, 2038, but are subject to a mandatory put in April 2026.

Schedule Of Maturities On Long-Term Indebtedness

Maturities on long-term indebtedness subsequent to December 31, 2023 are as follows:

Year	Amount
(In Thousands)
2024	$445,000
2025	40,000
2026	90,000
2027	—
2028	—
Thereafter	2,458,800
3,033,800
Unamortized discounts	(6,768)
Deferred financing costs, net	(23,612)
Total long-term debt	$3,003,420

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule Long-Term Indebtedness

The following table presents AES Indiana’s long-term debt:

		December 31,
Series	Due	2023	2022
		(In Thousands)
AES Indiana first mortgage bonds:
3.125%(1)	December 2024	$40,000	$40,000
0.65%(1)	August 2025	40,000	40,000
0.75%(2)	April 2026	30,000	30,000
0.95%(2)	April 2026	60,000	60,000
1.40%(1)	August 2029	55,000	55,000
5.65%	December 2032	350,000	350,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
4.875%	November 2048	105,000	105,000
Unamortized discount – net		(6,449)	(6,651)
Deferred financing costs		(19,058)	(20,362)
Total AES Indiana first mortgage bonds		2,128,293	2,126,787
Total consolidated AES Indiana long-term debt		2,128,293	2,126,787
Less: current portion of long-term debt		40,000	—
Net consolidated AES Indiana long-term debt		$2,088,293	$2,126,787

(1)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority. The notes have a final maturity date of December 31, 2038, but are subject to a mandatory put in April 2026.

Schedule Of Maturities On Long-Term Indebtedness

Maturities on long-term indebtedness subsequent to December 31, 2023 are as follows:

Year	Amount
(In Thousands)
2024	$40,000
2025	40,000
2026	90,000
2027	—
2028	—
Thereafter	1,983,800
2,153,800
Unamortized discounts	(6,449)
Deferred financing costs, net	(19,058)
Total long-term debt	$2,128,293